Risk Report - Liquidity Risk Exposure - Global All Currency Daily Stress Testing Results (Tables)	12 Months Ended
Dec. 31, 2017
Global All Currency Stress Testing Results
Global All Currency Daily Stress Testing Results [text block table]

Stress Testing and Scenario Analysis

During 2017, our stressed Net Liquidity Position remained well above the risk appetite and finished 2017 with a surplus of € 33 billion.

Global All Currency Daily Stress Testing Results

	Dec 31, 2017			Dec 31, 2016
in € bn.	Funding Gap [1]	Gap Closure [2]	Net Liquidity Position [3]	Funding Gap [1]	Gap Closure [2]	Net Liquidity Position [3]
Systemic market risk	121	284	163	64	204	141
Emerging markets	28	228	200	10	190	180
1 notch downgrade (DB specific)	79	252	173	43	195	152
Severe downgrade (DB specific)	287	331	43	178	224	46
Combined[4]	318	351	33	206	242	36

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other countermeasures.

[3] 2017 scenario shows the minimum net liquidity position over the stress period, whereas 2016 shows the net liquidity position at the end of the stress period.

[4]Combined impact of systemic market risk and severe downgrade.

Stress Testing and Scenario Analysis

During 2017, our stressed Net Liquidity Position remained well above the risk appetite and finished 2017 with a surplus of € 33 billion.

Global All Currency Daily Stress Testing Results

	Dec 31, 2017			Dec 31, 2016
in € bn.	Funding Gap [1]	Gap Closure [2]	Net Liquidity Position [3]	Funding Gap [1]	Gap Closure [2]	Net Liquidity Position [3]
Systemic market risk	121	284	163	64	204	141
Emerging markets	28	228	200	10	190	180
1 notch downgrade (DB specific)	79	252	173	43	195	152
Severe downgrade (DB specific)	287	331	43	178	224	46
Combined[4]	318	351	33	206	242	36

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other countermeasures.

[3] 2017 scenario shows the minimum net liquidity position over the stress period, whereas 2016 shows the net liquidity position at the end of the stress period.

[4]Combined impact of systemic market risk and severe downgrade.